Accounts Receivable	12 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Accounts Receivable

7 - ACCOUNTS RECEIVABLE

	March 31, 2012	March 31, 2011	March 31, 2010
	$	$	$
Trade accounts receivable	185,001	114,299	196,446
Unbilled trade accounts receivable	4,242	2,392	37,754
Allowance for doubtful accounts	-	(561)	(10,654)
Other	2,053	2,299	898
	191,296	118,429	224,444